Suspended Wells Changes in Well Costs Narrative (Details) - USD ($)	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capitalized Exploratory Well Costs	$ 1,020,000,000	[1]	$ 856,000,000	$ 853,000,000	$ 1,063,000,000
AUSTRALIA
Capitalized Exploratory Well Costs	$ 313,000,000

[1]	*Includes $ 313 million of assets held for sale in Australia.